Acquisitions - Schedule of HPES Total Consideration (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 01, 2017	Mar. 31, 2017
Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Fair value of purchase consideration received by HPE stockholders	$ 9,782
Fair value of HPES options assumed by CSC	68
Total consideration transferred	$ 9,850
Ownership percentage of HPE stockholders	50.10%
Number of shares to acquired entity stockholders (in shares)	141,865,656
Number of share to acquired entity stockholders, net (in shares)	141,741,712
Number of shares to acquired entity stockholders, cancelled (in shares)	123,944
Computer Sciences Corporation
Business Acquisition [Line Items]
Closing price (in dollars per share)		$ 69.01